FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2019
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION
11. FOREIGN CURRENCY TRANSLATION
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2019	2018	2017
Foreign currency translation on
Property, plant and equipment, at fair value	13	$49	$(1,592)	$520
Borrowings	15	(133)	607	(288)
Deferred income tax liabilities and assets	12	(32)	180	(88)
Other assets and liabilities		25	(39)	52

		$(91)	$(844)	$196